PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net

Property and equipment, net, consists of:

December 31,	2015	2014
Land	$820	$853
Buildings and improvements	69,675	58,915
Machinery, vehicles and equipment	43,150	43,124
Furniture and fixtures	14,311	14,001
Computer hardware and software	38,876	33,314

	166,832	150,207
Accumulated depreciation and amortization	(104,117)	(96,727)

	$62,715	$53,480